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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number:

     This Amendment (Check only one): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Alleghany Corporation
Address:  7 Times Square Tower, 17th Floor
          New York, NY  10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Roger B. Gorham
Title:  Senior Vice President
Phone:  212-752-1356

Signature, Place, and Date of Signing:

 /s/ Roger B. Gorham          New York, NY       August 13, 2012
---------------------       ----------------     -----------------
     [Signature]              [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  4
Form 13F Information Table Entry Total:            59
Form 13F Information Table Value Total:     $ 873,370 (thousands)

List of Other Included Managers:

No.      Form 13F File Number          Name

2                                      RSUI Indemnity Company
3                                      Alleghany Insurance Holdings LLC
4                                      Capitol Indemnity Corporation
5                                      Transatlantic Reinsurance Company

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 06/30/12

           COLUMN  1            COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7       COLUMN 8
---------------------------- ------------- --------- -------- ------------------- --------------------- -------- -------------------
                                                                                       INVESTMENT                       VOTING
                                                      MARKET                           DISCRETION                     AUTHORITY
                                 TITLE                VALUE     SHRS OR  SH/ PUT/ SOLE    SHRD    OTHER          SOLE   SHRD    NONE
        NAME OF ISSUER          OF CLASS   CUSIP     (X 1000)  PRIN AMT  PRN CALL (A)     (B)      (C)  MANAGER  (A)    (B)     (C)
AT&T INC                     COM           00206R102    2,139     60,000 SH                         X      2       X
AGILENT TECHNOLOGIES INC     COM           00846U101    1,177     30,000 SH                         X      2       X
AMERICAN EXPRESS CO          COM           025816109    2,037     35,000 SH                         X      2       X
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR 03524A108   33,421    419,602 SH                X               2       X
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR 03524A108    1,991     25,000 SH                X               3       X
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR 03524A108    9,797    123,000 SH                X               4       X
APACHE CORP                  COM           037411105   43,945    500,000 SH                X               2       X
APACHE CORP                  COM           037411105      879     10,000 SH                X               3       X
APACHE CORP                  COM           037411105    4,834     55,000 SH                X               4       X
APACHE CORP                  COM           037411105   60,205    685,000 SH                X               5       X
APPLE INC                    COM           037833100    8,760     15,000 SH                X               2       X
APPLE INC                    COM           037833100   11,680     20,000 SH                X               5       X
APPLIED MATLS INC            COM           038222105      801     70,000 SH                         X      2       X
AUTODESK INC                 COM           052769106      875     25,000 SH                         X      2       X
AUTOMATIC DATA PROCESSING IN COM           053015103    1,113     20,000 SH                         X      2       X
BERKSHIRE HATHAWAY INC DEL   CL B          084670207    1,666     20,000 SH                         X      2       X
BOEING CO                    COM           097023105    1,114     15,000 SH                         X      2       X
CHUBB CORP                   COM           171232101    2,184     30,000 SH                         X      2       X
COCA COLA CO                 COM           191216100    2,346     30,000 SH                         X      2       X
CONOCOPHILLIPS               COM           20825C104    1,676     30,000 SH                         X      2       X
COSTCO WHSL CORP NEW         COM           22160K105    1,900     20,000 SH                         X      2       X
DEERE & CO                   COM           244199105    2,426     30,000 SH                         X      2       X
DISNEY WALT CO               COM DISNEY    254687106    2,183     45,000 SH                         X      2       X
DU PONT EI DE NEMOURS & CO   COM           263534109    1,770     35,000 SH                         X      2       X
EMERSON ELEC CO              COM           291011104    1,630     35,000 SH                         X      2       X
EXXON MOBIL CORP             COM           30231G102    2,567     30,000 SH                X               2       X
FEDEX CORP                   COM           31428X106   24,277    265,000 SH                X               2       X
FEDEX CORP                   COM           31428X106    1,099     12,000 SH                X               3       X
FEDEX CORP                   COM           31428X106    5,314     58,000 SH                X               4       X
FEDEX CORP                   COM           31428X106    2,748     30,000 SH                X               5       X
GOOGLE INC                   COM           38259P508    1,160      2,000 SH                         X      2       X
HASBRO INC                   COM           418056107      427     12,600 SH                X               2       X
HESS CORP                    COM           42809H107   26,070    600,000 SH                X               1       X
HESS CORP                    COM           42809H107   67,782  1,560,000 SH                X               2       X
HESS CORP                    COM           42809H107    2,086     48,000 SH                X               3       X
HESS CORP                    COM           42809H107   17,032    392,000 SH                X               4       X
HESS CORP                    COM           42809H107   71,693  1,650,000 SH                X               5       X
HEWLETT PACKARD CO           COM           428236103      603     30,000 SH                         X      2       X
HOME DEPOT INC               COM           437076102    1,060     20,000 SH                         X      2       X
INTEL CORP                   COM           458140100    2,265     85,000 SH                         X      2       X
INTERNATIONAL BUSINESS MACHS COM           459200101    1,956     10,000 SH                         X      2       X
JPMORGAN CHASE & CO          COM           46625H100    1,072     30,000 SH                         X      2       X
JOHNSON AND JOHNSON          COM           478160104    2,027     30,000 SH                         X      2       X
KELLOGG CO                   COM           487836108    1,233     25,000 SH                         X      2       X
LAUDER ESTEE COS INC         CL A          518439104    1,353     25,000 SH                         X      2       X
LILLY ELI & CO               COM           532457108    2,146     50,000 SH                         X      2       X
LOEWS CORP                   COM           540424108    1,023     25,000 SH                         X      2       X
LOWES COS                    COM           548661107   34,412  1,210,000 SH                X               2       X
LOWES COS                    COM           548661107    1,621     57,000 SH                X               3       X
LOWES COS                    COM           548661107    9,471    333,000 SH                X               4       X
MCDONALDS CORP               COM           580135101    4,427     50,000 SH                X               2       X
MCDONALDS CORP               COM           580135101    4,427     50,000 SH                X               5       X
MEDTRONIC INC                COM           585055106    2,130     55,000 SH                         X      2       X
MICROSOFT CORP               COM           594918104    2,600     85,000 SH                X               2       X
NEWS CORP                    CL A          65248E104    1,560     70,000 SH                         X      2       X
NOBLE ENERGY INC             COM           655044105    1,696     20,000 SH                         X      2       X
NORDSTROM INC                COM           655664100    1,491     30,000 SH                         X      2       X
NOVARTIS AG                  SPONSORED ADR 66987V109    1,398     25,000 SH                         X      2       X
OCCIDENTAL PETE CORP DEL     COM           674599105   78,908    920,000 SH                X               2       X
OCCIDENTAL PETE CORP DEL     COM           674599105    3,259     38,000 SH                X               3       X
OCCIDENTAL PETE CORP DEL     COM           674599105   20,757    242,000 SH                X               4       X
OCCIDENTAL PETE CORP DEL     COM           674599105   64,328    750,000 SH                X               5       X
ORACLE CORP                  COM           68389X105    1,440     48,500 SH                X               3       X
PACCAR INC                   COM           693718108    1,176     30,000 SH                         X      2       X
PHLLIPS 66                   COM           718546104      499     15,000 SH                         X      2       X
PHILIP MORRIS INTL INC       COM           718172109    1,309     15,000 SH                         X      2       X
PROCTER & GAMBLE CO          COM           742718109    1,838     30,000 SH                         X      2       X
SCHLUMBERGER LTD             COM           806857108    1,623     25,000 SH                         X      2       X
SEABRIGHT INSURANCE HLDGS IN COM           811656107    1,289    145,000 SH                X               2       X
SEABRIGHT INSURANCE HLDGS IN COM           811656107    5,414    609,000 SH                X               3       X
SEABRIGHT INSURANCE HLDGS IN COM           811656107      409     46,000 SH                X               4       X
SIGMA ALDRICH CORP           COM           826552101    1,479     20,000 SH                         X      2       X
SYSCO CORP                   COM           871829107    1,192     40,000 SH                         X      2       X
3M CO                        COM           88579Y101    1,971     22,000 SH                         X      2       X
US BANCORP DEL               COM NEW       902973304    1,126     35,000 SH                         X      2       X
UNITED PARCEL SERVICE INC    CL B          911312106   33,867    430,000 SH                X               2       X
UNITED PARCEL SERVICE INC    CL B          911312106    1,339     17,000 SH                X               3       X
UNITED PARCEL SERVICE INC    CL B          911312106    8,112    103,000 SH                X               4       X
VISA INC                     COM CL A         92826C   24,726    200,000 SH                X               1       X
VISA INC                     COM CL A         92826C   46,732    378,000 SH                X               2       X
VISA INC                     COM CL A         92826C    1,978     16,000 SH                X               3       X
VISA INC                     COM CL A         92826C   13,105    106,000 SH                X               4       X
VISA INC                     COM CL A         92826C   46,361    375,000 SH                X               5       X
WAL MART STORES INC          COM           931142103    2,440     35,000 SH                         X      2       X
WASHINGTON POST CO           CL B          939640108      748      2,000 SH                         X      2       X
WELLS FARGO & CO NEW         COM           949746101    1,170     35,000 SH                         X      2       X
GRAND TOTAL                                           873,370 14,084,702